Cover Page	3 Months Ended
Mar. 31, 2023
Document Information [Line Items]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, or until this registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.
Entity Registrant Name	GIGCAPITAL5, INC.
Entity Central Index Key	0001844505
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-1728920
Entity Primary SIC Number	6770
Entity Address, Address Line One	1731 Embarcadero Rd
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94303
City Area Code	650
Local Phone Number	276-7040
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	1731 Embarcadero Rd
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94303
City Area Code	650
Local Phone Number	276-7040
Contact Personnel Name	Dr. Raluca Dinu